Related Party Transactions and Key Management Personnel (Narrative) (Details) - USD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025
Companies with common executive officers and directors [Member]
Disclosure of transactions between related parties [Line items]
Amounts payable to related party	$ 482	$ 285